Discontinued Operations (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Mar. 29, 2026
Disposal Group, Including Discontinued Operations [Line Items]
Income from discontinued operations	$ 17,542,000	$ 0
Skyline [Member] | Discontinued Operations [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Percentage of outstanding Class A ordinary and preferred shares retained			8.60%
Income from discontinued operations	$ 1,644,000	$ 0